Shareholders' Equity - Summary of Revaluation Reserves (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of revaluation reserve [Line Items]
Beginning balance	€ 7,480	€ 5,873
Ending balance	6,442	7,480	€ 5,873
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	6,248	4,352	1,910
Gross revaluation	(3,930)	5,728	6,619
Shadow accounting adjustment	2,759	(2,738)	(3,142)
Net (gains) / losses transferred to income statement	(450)	13	(412)
Net (gains) / losses transferred to retained earnings			0
Foreign currency translation differences	362	(443)	8
Tax effect	322	(664)	(632)
Other	(1)
Ending balance	5,309	6,248	4,352
Reserve of cash flow hedges [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	1,197	1,502	1,479
Gross revaluation	(122)	(141)	89
Shadow accounting adjustment	0	0
Net (gains) / losses transferred to income statement	(106)	(106)	(97)
Net (gains) / losses transferred to retained earnings			0
Foreign currency translation differences	84	(111)	27
Tax effect	47	54	3
Other	0
Ending balance	1,100	1,197	1,502
Revaluation account [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	7,480	5,873	3,435
Gross revaluation	(4,057)	5,607	6,705
Shadow accounting adjustment	2,759	(2,738)	(3,142)
Net (gains) / losses transferred to income statement	(556)	(94)	(509)
Net (gains) / losses transferred to retained earnings			(32)
Foreign currency translation differences	447	(556)	37
Tax effect	370	(612)	(621)
Other	(1)
Ending balance		7,480	5,873
Real estate held for own use [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	35	19	46
Gross revaluation	(4)	20	(4)
Shadow accounting adjustment	0	0
Net (gains) / losses transferred to income statement	0	0
Net (gains) / losses transferred to retained earnings			(32)
Foreign currency translation differences	1	(2)	1
Tax effect	1	(2)	8
Other	0
Ending balance	€ 32	€ 35	€ 19